Employee Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit obligation	$ 68.7	$ 60.4
Total employer contributions	87.4	79.0	68.4
Multiemployer plans, withdrawal obligation		$ 27
Base Salary
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, maximum annual contribution per employee, percent	50.00%
Deferred Bonus
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, maximum annual contribution per employee, percent	100.00%